Pay vs Performance Disclosure - USD ($)		2 Months Ended	5 Months Ended	7 Months Ended	10 Months Ended	12 Months Ended
	Jan. 15, 2024	Dec. 31, 2023	Dec. 31, 2025	Aug. 05, 2025	Oct. 29, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-Versus-Performance
Our Compensation Committee approves and administers our executive compensation program to align executive compensation with stockholder interests by linking pay to performance. Our overall compensation program includes a mix of short-term and long-term components through our annual incentive plan and equity awards. As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between the compensation actually paid to our named executive officers and certain aspects of our financial performance. We are a smaller reporting company pursuant to Rule 405 of the Securities Act of 1933, as amended, and, as such, are only required to include information for the past three fiscal years in the table below.
Pay-Versus-Performance Table

Year	Summary Compensation Table Total for PEO #1 (Ping Zhang) ($)(1)	Summary Compensation Table Total for PEO #2 (Han Ying) ($)(1)	Summary Compensation Table Total for PEO #3 (Charles Wu) ($)(1)	Summary Compensation Table Total for PEO #4 (Songjiang Ma) ($)(1)	Compensation Actually Paid to PEO #1 (Ping Zhang) ($)(2)	Compensation Actually Paid to PEO #2 (Han Ying) ($)(2)	Compensation Actually Paid to PEO #3 (Charles Wu) ($)(2)	Compensation Actually Paid to PEO #4 (Songjiang Ma) ($)(2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)	Average Compensation Actually Paid to Non-PEO NEOs ($)(4)	Total Stockholder Return Based on Initial Fixed $100 Investment ($) ($)(5)	Net Income (in thousands) ($)(6)
2025	4,096,623	353,315	N/A	N/A	2,888,273	(1,135,353)	N/A	N/A	2,654,666	1,496,687	89	9,880
2024	N/A	2,888,140	15,350	N/A	N/A	3,673,377	15,350	N/A	491,568	548,481	134	17,898
2023	N/A	N/A	106,152	103,027	N/A	N/A	1,178,682	28,847,290	241,389	7,309,307	398	(85,480)

(1)	During years 2023 through 2025, the following individuals served as “principal executive officer” during the time periods set forth below:

Name	Dates as PEO During Years 2023 through 2025
Songjiang Ma	January 1, 2022 through October 29, 2023
Charles Wu, Ph.D.	October 30, 2023 through January 15, 2024
Han Ying, Ph.D.	January 15, 2024 through August 5, 2025
Ping Zhang	August 5, 2025 through December 31, 2025

The dollar amounts reported in these columns represent the amount of total compensation reported for each of Mr. Zhang, Dr. Ying, Dr. Wu and Mr. Ma (collectively, our “principal executive officers” or “PEOs”) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year.
(2)
The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our PEOs, as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. In accordance with these rules, these amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below for 2025. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to the PEOs during the applicable fiscal year.

	Mr. Zhang 2025	Dr. Ying 2025
Summary Compensation Table Total	$4,096,623	$353,315
Less, value of “Option Awards” reported in Summary Compensation Table	$(3,795,596)	—
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$2,499,928	—
Plus, fair value as of vesting date of equity awards granted and vested in the year	$87,318	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	—	$(1,068,031)
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	—	$(420,636)
Less, prior year-end fair value for any equity awards forfeited in the year	—	—
Compensation Actually Paid to PEOs	$2,888,273	$(1,135,353)

(3)
The dollar amounts reported in this column represent the average amount of total compensation reported for our NEOs as a group (excluding our PEOs) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year. Please refer to “Executive Compensation—Summary Compensation Table” above. The names of each NEO included for these purposes in each applicable year are Ruoyu Chen and Weiguo Ye.

(4)
The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our NEOs as a group (excluding our PEOs), as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. In accordance with these rules, these amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below for 2025. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to the NEOs as a group (excluding our PEOs) during the applicable fiscal year.

2025
Average Summary Compensation Table Total	$2,654,666
Less, average value of “Option Awards” reported in Summary Compensation Table	$(2,230,168)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	$1,045,890
Plus, average fair value as of vesting date of equity awards granted and vested in the year	$139,010
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	$(80,741)
Plus (less), average change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	$(31,971)
Less, average prior year-end fair value for any equity awards forfeited in the year	—
Average Compensation Actually Paid to Non-PEO NEOs	$1,496,687

(5)
Cumulative total stockholder return (“TSR”) is calculated by dividing (a) the sum of (i) the cumulative amount of dividends during the measurement period, assuming dividend reinvestment, and (ii) the difference between our stock price at the end of the applicable measurement period and the beginning of the measurement period by (b) our stock price at the beginning of the measurement period. The beginning of the measurement period for each year in the table is December 31, 2022.

(6)	The dollar amounts reported represent the amount of net income (loss) reflected in our audited financial statements for each covered fiscal year.

Named Executive Officers, Footnote
(1)	During years 2023 through 2025, the following individuals served as “principal executive officer” during the time periods set forth below:

Name	Dates as PEO During Years 2023 through 2025
Songjiang Ma	January 1, 2022 through October 29, 2023
Charles Wu, Ph.D.	October 30, 2023 through January 15, 2024
Han Ying, Ph.D.	January 15, 2024 through August 5, 2025
Ping Zhang	August 5, 2025 through December 31, 2025

The dollar amounts reported in these columns represent the amount of total compensation reported for each of Mr. Zhang, Dr. Ying, Dr. Wu and Mr. Ma (collectively, our “principal executive officers” or “PEOs”) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year.
(3)
The dollar amounts reported in this column represent the average amount of total compensation reported for our NEOs as a group (excluding our PEOs) for each covered fiscal year in the “Total” column of the Summary Compensation Table for each applicable year. Please refer to “Executive Compensation—Summary Compensation Table” above. The names of each NEO included for these purposes in each applicable year are Ruoyu Chen and Weiguo Ye.

Adjustment To PEO Compensation, Footnote
(2)
The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our PEOs, as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. In accordance with these rules, these amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below for 2025. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to the PEOs during the applicable fiscal year.

	Mr. Zhang 2025	Dr. Ying 2025
Summary Compensation Table Total	$4,096,623	$353,315
Less, value of “Option Awards” reported in Summary Compensation Table	$(3,795,596)	—
Plus, year-end fair value of outstanding and unvested equity awards granted in the year	$2,499,928	—
Plus, fair value as of vesting date of equity awards granted and vested in the year	$87,318	—
Plus (less), year over year change in fair value of outstanding and unvested equity awards granted in prior years	—	$(1,068,031)
Plus (less), change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	—	$(420,636)
Less, prior year-end fair value for any equity awards forfeited in the year	—	—
Compensation Actually Paid to PEOs	$2,888,273	$(1,135,353)

Non-PEO NEO Average Total Compensation Amount						$ 2,654,666		$ 491,568	$ 241,389
Non-PEO NEO Average Compensation Actually Paid Amount						$ 1,496,687		548,481	7,309,307
Adjustment to Non-PEO NEO Compensation Footnote
(4)
The dollar amounts reported in these columns represent the amount of “compensation actually paid” to our NEOs as a group (excluding our PEOs), as computed in accordance with Item 402(v) of Regulation S-K, for each covered fiscal year. In accordance with these rules, these amounts reflect total compensation as set forth in the Summary Compensation Table for each year, adjusted as shown below for 2025. Equity values are calculated in accordance with FASB ASC Topic 718, and the valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. The dollar amounts do not reflect the actual amount of compensation earned or received by or paid to the NEOs as a group (excluding our PEOs) during the applicable fiscal year.

2025
Average Summary Compensation Table Total	$2,654,666
Less, average value of “Option Awards” reported in Summary Compensation Table	$(2,230,168)
Plus, average year-end fair value of outstanding and unvested equity awards granted in the year	$1,045,890
Plus, average fair value as of vesting date of equity awards granted and vested in the year	$139,010
Plus (less), average year over year change in fair value of outstanding and unvested equity awards granted in prior years	$(80,741)
Plus (less), average change in fair value from last day of prior fiscal year to vesting date for equity awards granted in prior years that vested in the year	$(31,971)
Less, average prior year-end fair value for any equity awards forfeited in the year	—
Average Compensation Actually Paid to Non-PEO NEOs	$1,496,687

Compensation Actually Paid vs. Total Shareholder Return						Compensation Actually Paid and Company TSR The following graph displays the compensation actually paid to our NEOs compared to our TSR.
Compensation Actually Paid vs. Net Income						Compensation Actually Paid and Net Income The following graph displays our compensation actually paid compared to our net income.
Total Shareholder Return Amount						$ 89		134	398
PEO Name	Charles Wu, Ph.D.	Charles Wu, Ph.D.	Ping Zhang	Han Ying, Ph.D.	Songjiang Ma		Han Ying, Ph.D.
Income (Loss) from Continuing Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest						9,880,000		17,898,000	(85,480,000)
Ping Zhang [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						4,096,623
PEO Actually Paid Compensation Amount						2,888,273
Han Ying, Ph.D. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						353,315		2,888,140
PEO Actually Paid Compensation Amount						(1,135,353)		3,673,377
Charles Wu, Ph.D. [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount								15,350	106,152
PEO Actually Paid Compensation Amount								$ 15,350	1,178,682
Songjiang Ma [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount									103,027
PEO Actually Paid Compensation Amount									$ 28,847,290
PEO | Ping Zhang [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(3,795,596)
PEO | Ping Zhang [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						2,499,928
PEO | Ping Zhang [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Ping Zhang [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						87,318
PEO | Ping Zhang [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Ping Zhang [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Han Ying, Ph.D. [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Han Ying, Ph.D. [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Han Ying, Ph.D. [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(1,068,031)
PEO | Han Ying, Ph.D. [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
PEO | Han Ying, Ph.D. [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(420,636)
PEO | Han Ying, Ph.D. [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(2,230,168)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						1,045,890
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(80,741)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						139,010
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						(31,971)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount						$ 0